Fair Value Measurements	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 8 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Accounts – U.S. Treasury Securities(1)	$345,265,374	$—	$—	$345,265,374
Liabilities:
Warrant liabilities – public warrants	$28,635,000	$—	$—	$28,635,000
Warrant liabilities – private warrants	$—	$—	$22,072,000	$22,072,000
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Accounts – U.S. Treasury Securities(2)	$345,191,130	$—	$—	$345,191,130
Liabilities:
Warrant liabilities – public warrants	$18,112,500	$—	$—	$18,112,500
Warrant liabilities – private warrants	$—	$—	$11,303,000	$11,303,000

(1)      Includes $762 in cash and $6,244 in money market funds that invest in U.S. Government Securities.

(2)      Includes $879 in cash and $94,427 of money market funds that invest in U.S. Government Securities.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for three and six months ended June 30, 2021.

The fair value of warrants issued in connection with the Private Placement has been estimated using the Black-Scholes Option Pricing Model at each balance sheet date. The fair value of the warrants issued in connection with the Initial Public Offering was initially measured using a Binomial Lattice simulation and subsequently been measured at each measurement date based on the market price of such warrants when separately listed and traded in August 2020. For the three and six months ended June 30, 2021, the Company recognized a charge to the statements of operations resulting from an increase in the fair value of the derivative warrant liabilities of approximately $12.3 million and $14.0 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying consolidated condensed statements of operations.

The change in the fair value of the Level 3 warrant liabilities for three and six months ended June 30, 2021 is summarized as follows:

Warrant liabilities at December 31, 2020	$11,303,000
Change in fair value of warrant liabilibites	—
Warrant liabilities at March 31, 2021	11,303,000
Change in fair value of warrant liabilibites	10,769,000
Warrant liabilities at June 30, 2021	$22,072,000

The estimated fair value of the derivative warrant liabilities of the private warrants is determined using Level 3 inputs. Inherent in a Black-Scholes Option Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	June 30, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock Price	$9.97	$10.16
Term (in years)	5.30	5.50
Volatility	50.00%	23.50%
Risk-free interest rate	0.90%	0.50%
Dividend yield	0.00%	0.00%

Volatility increased from 23.50% at December 31, 2020 to 50.00% at June 30, 2021 because, at December 31, 2020, prior to the announcement of the Proposed Business Combination, volatility was estimated based on the Russell 3000 index, but at June 30, 2021, the Proposed Business Combination had been announced, and therefore volatility was estimated based on actual volatility of companies comparable to Vicarious Surgical with a 50% cap based on evidence that market participants do not price warrants with volatility in excess of 50%.

NOTE 9. FAIR VALUE MEASURMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury Securities	$345,191,130	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$18,112,500	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$11,303,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement as of September 30, 2020 on account of the separate listing and trading of the Public Warrants as of September 1, 2020.

The fair value of Public Warrants, was calculated using a binomial/lattice model that assumes optimal exercise of the Company’s redemption option, including the make whole table, at the earliest possible date. The fair value of Private Warrants was calculated using the Black-Scholes Option Pricing Model since these instruments do not have the early redemption feature.

The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such Warrants, a Level 1 measurement, since September 30, 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $8.6 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent Black-Scholes Option Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Class A ordinary shares warrants based on implied volatility from the Company’s traded Warrants and from historical volatility of select peer company’s Class A ordinary shares that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	Initial Measurement	As of December 31, 2020
Volatility	23.5%	23.5%
Stock price	$9.72	$10.16
Expected life of the options to convert	5.5	5.5
Risk-free rate	0.4%	0.5%
Dividend yield	0.0%	0.0%

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of September 30, 2020.

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the period from May 6, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at May 6, 2020 (inception)	$—
Issuance of Public and Private Warrants, Level 3 measurements	20,802,500
Transfer of Public Warrants to Level 1	(11,902,500)
Change in fair value of derivative warrant liabilities, Level 3	2,403,000
Derivative warrant liabilities – Level 3, at December 31, 2020	$11,303,000

Vicarious Surgical US Inc. [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

4. FAIR VALUE MEASUREMENTS

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value:

	June 30, 2021
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$6,551	$—	$—	$6,551
Total assets	$6,551	$—	$—	$6,551
	December 31, 2020
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$15,768	$—	$—	$15,768
Total assets	$15,768	$—	$—	$15,768

Money market funds and certificates of deposit are classified as cash and cash equivalents and short-term investments, respectively.

4. FAIR VALUE MEASUREMENTS

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value:

	December 31, 2020
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$15,768	$—	$—	$15,768
Total assets	$15,768	$—	$—	$15,768
	December 31, 2019
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$1,758	$—	$—	$1,758
Certificates of deposit	—	13,324	—	13,324
Total assets	$1,758	$13,324	$—	$15,082

Money market funds and certificates of deposit are classified as cash and cash equivalents and short term investments, respectively.